Investments - Investments Other Than Investments Accounted for Using Equity Method (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	$ 73,563	$ 51,876
Investments	3,065	0
Long-term	70,498	51,876
Financial assets at amortized cost, category | At cost
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	24,987	0
Financial assets at fair value through profit or loss, category | At fair value
Disclosure Of Investments Other Than Investments Accounted For Using Equity Method [Line Items]
Investments other than investments accounted for using equity method	$ 48,576	$ 51,876